Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Moolec Science SA
Entity Central Index Key	0001937737
Entity File Number	001-41586
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	89 Nexus Way, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9009
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,891,761
Ordinary Shares, with nominal value of US$0.10 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, with nominal value of US$0.10 per share
Trading Symbol	MLEC
Security Exchange Name	NASDAQ
Warrants, exercisable for ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, exercisable for ordinary shares
Trading Symbol	MLECW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Valeria Falottico
Contact Personnel Email Address	ir@moolecscience.com
Entity Address, Address Line One	Ocampo Bis 210
Entity Address, Address Line Two	Santa Fe2000
Entity Address, City or Town	Rosario Sud
Entity Address, Country	AR
Entity Address, Postal Zip Code	KY1-9009
Entity Phone Fax Numbers [Line Items]
City Area Code	+54
Local Phone Number	341 486 1100